Schedule of Financing Lease Expenses (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Leases
Depreciation	$ 9,728	$ 12,800	$ 12,800	$ 19,200	$ 25,600	$ 25,600	$ 26,502
Interest on lease liabilities	730	960	960	1,440	1,920	1,920	1,942
Total financing lease expenses	$ 10,458	$ 13,760	$ 13,760	$ 20,640	$ 27,520	$ 27,520	$ 28,444